SHARE-BASED COMPENSATION - Number of options outstanding by strike price (Details) shares in Thousands	Dec. 31, 2019 shares year $ / shares	Dec. 31, 2019 shares year $ / shares	Dec. 31, 2018 shares year $ / shares	Dec. 31, 2018 shares year $ / shares	Dec. 31, 2017 shares year $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	3,776	3,776	3,498	3,498	3,326
Options outstanding, Weighted-average remaining contractual life | year	4.7	4.7	6.3	6.3	5.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 5.39		$ 5.28	$ 5.93
Options exercisable, Number outstanding (in shares) | shares	3,320	3,320	2,664	2,664
Weighted Average Exercise price exercisable (in $CAD per share)		$ 5.41		$ 5.42
1.50 to 2.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	581	581	604	604
Options outstanding, Weighted-average remaining contractual life | year	3.7	3.7	6.1	6.1
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 1.90		$ 1.90
Options exercisable, Number outstanding (in shares) | shares	581	581	604	604
Weighted Average Exercise price exercisable (in $CAD per share)		$ 1.90		$ 1.90
1.50 to 2.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 1.50		$ 1.50
1.50 to 2.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 2.50		$ 2.50
2.51 to 3.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	373	373	534	534
Options outstanding, Weighted-average remaining contractual life | year	5.7	5.7	7.1	7.1
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 2.82		$ 2.81
Options exercisable, Number outstanding (in shares) | shares	373	373	405	405
Weighted Average Exercise price exercisable (in $CAD per share)		$ 2.82		$ 2.82
2.51 to 3.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 2.51		$ 2.51
2.51 to 3.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 3.50		$ 3.50
3.51 to 4.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	605	605	581	581
Options outstanding, Weighted-average remaining contractual life | year	3.0	3.0	4.9	4.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 4.34		$ 4.35
Options exercisable, Number outstanding (in shares) | shares	588	588	581	581
Weighted Average Exercise price exercisable (in $CAD per share)		$ 4.35		$ 4.35
3.51 to 4.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 3.51		$ 3.51
3.51 to 4.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 4.50		$ 4.50
4.51 to 5.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,187	1,187	689	689
Options outstanding, Weighted-average remaining contractual life | year	7.3	7.3	9.1	9.1
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 5.03		$ 4.63
Options exercisable, Number outstanding (in shares) | shares	782	782	205	205
Weighted Average Exercise price exercisable (in $CAD per share)		$ 4.96		$ 4.68
4.51 to 5.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 4.51		$ 4.51
4.51 to 5.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 5.50		$ 5.50
5.51 to 7.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	482	482	487	487
Options outstanding, Weighted-average remaining contractual life | year	4.6	4.6	7.7	7.7
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 6.46		$ 6.48
Options exercisable, Number outstanding (in shares) | shares	448	448	266	266
Weighted Average Exercise price exercisable (in $CAD per share)		$ 6.47		$ 6.46
5.51 to 7.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 5.51		$ 5.51
5.51 to 7.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 7.50		$ 7.50
7.51 to 10.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	322	322	378	378
Options outstanding, Weighted-average remaining contractual life | year	2.0	2.0	2.9	2.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 9.67		$ 9.50
Options exercisable, Number outstanding (in shares) | shares	322	322	378	378
Weighted Average Exercise price exercisable (in $CAD per share)		$ 9.67		$ 9.50
7.51 to 10.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 7.51		$ 7.51
7.51 to 10.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 10.50		$ 10.50
10.51 to 17.65
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	226	226	225	225
Options outstanding, Weighted-average remaining contractual life | year	0.6	0.6	1.9	1.9
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 14.92		$ 14.92
Options exercisable, Number outstanding (in shares) | shares	226	226	225	225
Weighted Average Exercise price exercisable (in $CAD per share)		$ 14.92		$ 14.92
10.51 to 17.65 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 10,510		$ 10,510
10.51 to 17.65 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)	$ 17,650		$ 17,650